Average Annual Total Returns		12 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended
	Apr. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Ave Maria Value Focused Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		38.71%		20.00%	11.91%
Ave Maria Value Focused Fund [Default Label] | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%	13.10%
Ave Maria Value Focused Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.39%		18.47%	10.92%
Ave Maria Value Focused Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		25.99%		16.11%	9.68%
Ave Maria Value Focused Fund [Default Label] | S&P 1500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.95%		14.13%	12.79%
Ave Maria Value Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		21.52%		11.73%	8.01%
Ave Maria Value Fund [Default Label] | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%	13.10%
Ave Maria Value Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.17%		10.43%	6.81%
Ave Maria Value Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.41%		9.19%	6.22%
Ave Maria Value Fund [Default Label] | S&P MIDCAP 400® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.93%		10.34%	9.68%
Ave Maria Growth Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.91%		10.41%	11.86%
Ave Maria Growth Fund [Default Label] | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%	13.10%
Ave Maria Growth Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.50%		8.95%	10.28%
Ave Maria Growth Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.06%		8.06%	9.36%
Ave Maria Growth Fund [Default Label] | S&P EQUAL WEIGHT® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.01%		10.76%	10.26%
Ave Maria Rising Dividend Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.42%		10.36%	9.69%
Ave Maria Rising Dividend Fund [Default Label] | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%	13.10%
Ave Maria Rising Dividend Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.76%		8.85%	7.97%
Ave Maria Rising Dividend Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.71%		8.01%	7.45%
Ave Maria Rising Dividend Fund [Default Label] | S&P 500® VALUE INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.29%		10.49%	10.01%
Ave Maria Rising Dividend Fund [Default Label] | S&P 500® DIVIDEND ARISTOCRATS INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.08%		8.32%	9.82%
Ave Maria World Equity Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.64%		5.96%	6.61%
Ave Maria World Equity Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.43%		5.68%	6.10%
Ave Maria World Equity Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.93%		4.69%	5.26%
Ave Maria World Equity Fund [Default Label] | MSCI ACWI INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%		10.06%	9.23%
Ave Maria Growth Focused Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.52%	10.67%
Performance Inception Date			May 01, 2020
Ave Maria Growth Focused Fund [Default Label] | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	18.79%
Ave Maria Growth Focused Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.52%	10.39%
Ave Maria Growth Focused Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.82%	8.45%
Ave Maria Growth Focused Fund [Default Label] | S&P MIDCAP 400® GROWTH INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.95%	15.21%
Ave Maria Bond Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.71%		3.55%	3.57%
Ave Maria Bond Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.55%		2.57%	2.64%
Ave Maria Bond Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.47%		2.40%	2.47%
Ave Maria Bond Fund [Default Label] | BLOOMBERG U.S. AGGREGATE BOND INDEX
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)	1.35%
Ave Maria Bond Fund [Default Label] | BLOOMBERG U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX
Prospectus [Line Items]
Average Annual Return, Percent		3.00%		0.86%	1.71%